Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Stock options
Outstanding	5,186,218	7,328,575	6,542,994
Granted			817,881
Forfeited or cancelled	(48,650)	(2,142,357)	(32,300)
Outstanding	5,137,568	5,186,218	7,328,575	6,542,994
Vested and expected to vest	5,137,568
Exercisable	5,103,718
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 2.90	$ 3.81	$ 4.23
Granted			0.50
Forfeited or cancelled	(3.62)	(5.99)	(5.98)
Outstanding at the end of the period (in dollars per share)	2.96	$ 2.90	$ 3.81	$ 4.23
Vested and expected to vest at the end of the period	2.96
Exercisable at the end of the period	$ 3.98
Weighted Average remaining contractual term
Outstanding	0 years	0 years	0 years	4 years 5 months 26 days
Vested and expected to vest as of December 31, 2017	0 years
Exercisable	0 years
Aggregate intrinsic Value
Outstanding	$ 0	$ 0	$ 0